Operating Lease (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary Of Right-of-use Assets And Lease Liabilities

The following table summarizes the classification of right-of-use assets and lease liabilities in the Group’s consolidated balance sheets:

	As of December 31,
	2023	2024
	US$	US$
Right-of-use assets	505,417	1,653,733
Lease liabilities-current	(294,028)	(303,851)
Lease liabilities-non-current	(172,070)	(1,274,314)
Total lease liabilities	(466,098)	(1,578,165)

Weighted-average remaining lease term	1.75 years	9.44 years
Weighted-average discount rate	4.17%	3.92%

Summary Of Supplemental Cash Flow Information Related To Operating Leases

Supplemental cash flow information related to operating leases were as follows:

	For the Years Ended December 31,
	2022	2023	2024
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities	269,684	312,939	531,250
Right-of-use assets obtained in exchange for operating lease liabilities	695,591	325,049	1,647,011

Summary Of Maturity Of Lease Liabilities

The following table presents the maturity of the Group’s lease liabilities as of December 31, 2024:

As of December 31, 2024
US$
2025	358,928
2026	256,714
2027	127,627
2028	127,627
2029	140,389
Thereafter	870,414
Total operating lease payments	1,881,699
Less: imputed interest	(303,534)
Present value	1,578,165